Summary of Significant Accounting Policies - Schedule of basic and diluted net income per share (FY) (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Denominator:
Weighted-average shares outstanding	5,193,750	5,193,750	4,166,586	5,193,750	5,193,750	5,193,750
Weighted-average shares outstanding	5,193,750	5,193,750	4,166,586	5,193,750	5,193,750	5,193,750
Basic and diluted net (loss) income per share	$ (0.06)	$ 0.07	$ 0.06	$ 0.08	$ 0.28	$ 0.3
Common stock subject to possible redemption [Member]
Numerator:
Allocation of net income	$ (58,017)	$ 1,384,778	$ 45,224	$ 503,233	$ 5,248,577	$ 5,627,425
Denominator:
Weighted-average shares outstanding	974,132	18,975,000	738,327	6,183,174	18,975,000	18,975,000
Weighted-average shares outstanding	974,132	18,975,000	738,327	6,183,174	18,975,000	18,975,000
Basic and diluted net (loss) income per share	$ (0.06)	$ 0.07	$ 0.06	$ 0.08	$ 0.28	$ 0.3
Common Stock [Member]
Numerator:
Allocation of net income	$ (309,328)	$ 379,035	$ 255,209	$ 422,706	$ 1,436,616	$ 1,540,313
Denominator:
Weighted-average shares outstanding	5,193,750	5,193,750	4,166,586	5,193,750	5,193,750	5,193,750
Weighted-average shares outstanding			4,166,586			5,193,750
Basic and diluted net (loss) income per share	$ (0.06)	$ 0.07	$ 0.06	$ 0.08	$ 0.28